Property and Equipment, net	12 Months Ended
Dec. 31, 2023
Property and Equipment, net [Abstract]
Property and Equipment, net
7.

Property and Equipment, net
The Company owns the land and building of its principal corporate offices in Athens, Greece and a plot of
a

land

of

which on

July 6,

2023,

DSS purchased

1/3

from

Alpha Sigma

Shipping

Corp,

a related

party
company,

for

the

purchase

price

of

$
1,208

and

became

its

sole

owner.

Other

assets

consist

of

office
furniture and equipment,

computer software and

hardware and vehicles.

The amount

reflected in “Property
and equipment, net” is analyzed as follows:

Property and
Equipment
Accumulated
Depreciation
Net Book
Value
Balance, December 31, 2021 $
28,269 $ (5,427)
$ 22,842
- Additions in property and equipment
667 -

667
- Depreciation for the year - (546)

(546)
Balance, December 31, 2022 $ 28,936 $ (5,973) $ 22,963
- Additions in property and equipment 2,006 - 2,006
- Depreciation for the year - (687) (687)
Balance, December 31, 2023 $ 30,942 $ (6,660) $ 24,282